LONG-TERM NOTES PAYABLE (Notes Payable [Member])	12 Months Ended
Dec. 31, 2012
Notes Payable [Member]
Debt Disclosure [Text Block]

8.  LONG-TERM NOTES PAYABLE

On January 11, 2008, Cellectar entered into a loan agreement with a bank to borrow up to $1,200,000.  The borrowing, evidenced by a note (the “Bank Note”), bore interest at a rate of 7.01% per annum, could be prepaid without penalty and was payable in 48 monthly principal and interest payments of $20,520 with a balloon payment of any remaining unpaid principal and interest on March 28, 2012.  In the event of default of payment, Cellectar would be required to pay a late charge equal to 5% of the delinquent payment and the interest rate on the unpaid principal would be increased by 3%.  The Bank Note was collateralized by substantially all assets of Cellectar and a deposit account in the amount of $500,000. On April 8, 2011, immediately prior to the Acquisition, Cellectar paid approximately $627,000 in full settlement of the Bank Note. The payment was made in order to avoid an event of default that would have occurred as a result of the change of control that occurred at the time of the Acquisition and therefore the Company’s obligation under the Bank Note was satisfied during the year ended December 31, 2011. As such, there were no amounts outstanding on the Bank Note as of December 31, 2012 or 2011.

On September 15, 2010, Cellectar entered into certain loan agreements with the Wisconsin Department of Commerce (“WDOC Notes”) to borrow a total of $450,000.  The WDOC Notes bear interest at 2% per annum beginning on the date of disbursement and allow for the deferral of interest and principal payments until April 30, 2015.  In the event of default of payment, interest on the delinquent payment is payable at a rate equal to 12% per annum.  Monthly payments of $20,665 for principal and interest commence on May 1, 2015 and continue for 23 equal installments with the final installment of any remaining unpaid principal and interest due on April 1, 2017.  As of December 31, 2012 and 2011, $450,000 is classified as a long-term note payable in the accompanying balance sheets.

As of December 31, 2012, long-term notes payable mature as follows:

Years ended December 31,
2013	$—
2014	—
2015	119,957
2016	243,591
2017	86,452
$450,000

For the years ended December 31, 2012 and 2011, the Company recorded approximately $9,000 and $17,500 of interest expense related to these long-term notes payable.